Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 64.1	$ 61.8
Interest payable	14.1	14.1
Accruals	73.1	65.2
Current portion of reclamation and closure cost obligations	0.8	1.7
Current portion of obligation	75.7	28.1
Current portion of derivative liabilities	1.1	0.0
Total trade and other payables	229.0	170.9
Gold Stream Obligation, Rainy River
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	33.1	28.1
New Afton free cash flow interest obligation
Disclosure of detailed information about financial instruments [line items]
Current portion of obligation	$ 42.7	$ 0.0